CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Expense	¥ 550,535	¥ 710,486	¥ 379,948
Cost of Sales [Member]
Share Based Compensation Expense	3,235	3,183	0
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	206,936	282,667	154,995
Research and Development Expense [Member]
Share Based Compensation Expense	¥ 340,364	¥ 424,636	¥ 224,953